Document And Entity Information	Sep. 16, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2026
Entity Registrant Name	Greystone Housing Impact Investors LP
Entity Central Index Key	0001059142
Entity Emerging Growth Company	false
Entity File Number	001-41564
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0810385
Entity Address, Address Line One	14301 FNB Parkway, Suite 211
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68154
City Area Code	402
Local Phone Number	952-1235
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Beneficial Unit Certificates representing assignments of limited partnership interests in Greystone Housing Impact Investors LP
Trading Symbol	GHI
Security Exchange Name	NYSE